Share-based Payments Arrangement - CLPT's Outstanding Stock Options (Detail) - C L P T Plan	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Granted on February 26, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	510	550	0
Number of options, Options granted	0	0	690
Number of options, Options exercised	(55)
Number of options, Options forfeited	(15)	(40)	(140)
Number of options, Options outstanding at end of the year	440	510	550
Number of options, Options exercisable at end of the year	192	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 15.9	$ 15.9	$ 0
Weighted average exercise price, Options granted	0	0	16.87
Weighted average exercise price, Options exercised	15.9
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	14.4	15.9	15.9
Weighted average exercise price, Options exercisable at end of the year	$ 14.4	$ 0	$ 0
Number of options, Weighted average remaining contractual life (years)	1 year 1 month 28 days	2 years 1 month 28 days	3 years 1 month 28 days
Granted on May 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	440	0
Number of options, Options granted	0	600
Number of options, Options exercised	0
Number of options, Options forfeited	0	(160)
Number of options, Options outstanding at end of the year	440	440	0
Number of options, Options exercisable at end of the year	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 16.87	$ 0
Weighted average exercise price, Options granted	0	16.87
Weighted average exercise price, Options exercised	0
Weighted average exercise price, Options forfeited	0	0
Weighted-average exercise price, Options outstanding at end of the year	15.3	16.87	$ 0
Weighted average exercise price, Options exercisable at end of the year	$ 0	$ 0
Number of options, Weighted average remaining contractual life (years)	2 years 4 months 28 days	3 years 4 months 28 days
Granted on September 26, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0
Number of options, Options granted	755
Number of options, Options exercised	0
Number of options, Options forfeited	0
Number of options, Options outstanding at end of the year	755	0
Number of options, Options exercisable at end of the year	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0
Weighted average exercise price, Options granted	16.87
Weighted average exercise price, Options exercised	0
Weighted average exercise price, Options forfeited	0
Weighted-average exercise price, Options outstanding at end of the year	15.3	$ 0
Weighted average exercise price, Options exercisable at end of the year	$ 0
Number of options, Weighted average remaining contractual life (years)	3 years 8 months 26 days